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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-08355
                                   ----------------------------------------


                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  6200 The Corners Parkway          Norcross, Georgia               30092
--------------------------------------------------------------------------------
          (Address of principal executive offices)                (Zip code)


                                Jill W. Maggiore


Wells Asset Management, Inc.  6200 The Corners Parkway   Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (770) 449-7800
                                                     ----------------------


Date of fiscal year end:        December 31, 2005
                          ---------------------------------------


Date of reporting period:       September 30, 2005
                          ---------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
================================================================================
COMMON STOCKS - 99.5%                                    SHARES         VALUE
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL - 16.6%
American Land Lease, Inc.                                   9,560     $  227,050
AMLI Residential Properties Trust                          32,260      1,034,578
Apartment Investment & Management Co. - Class A           120,050      4,655,539
Archstone-Smith Trust                                     266,166     10,612,038
Associated Estates Realty Corp.                            24,790        242,942
Avalonbay Communities, Inc.                                92,374      7,916,452
BRE Properties, Inc. - Class A                             64,240      2,858,680
Camden Property Trust                                      65,415      3,646,886
Equity Residential Properties Trust                       360,930     13,661,201
Essex Property Trust, Inc.                                 29,020      2,611,800
Home Properties of New York, Inc.                          40,900      1,605,325
Mid-America Apartment Communities, Inc.                    27,090      1,259,956
Post Properties, Inc.                                      50,560      1,883,360
Sun Communities, Inc.                                      22,900        750,204
Town & Country Trust                                       22,090        641,052
United Dominion Realty Trust, Inc.                        172,420      4,086,354
                                                                    ------------
                                                                      57,693,417
                                                                    ------------
DIVERSIFIED - 10.3%
Colonial Properties Trust                                  50,201      2,232,940
Correctional Properties Trust                              13,820        406,446
Cousins Properties, Inc.                                   63,490      1,918,668
Crescent Real Estate Equities Co.                         126,860      2,601,899
Equity Lifestyle Properties, Inc.                          29,270      1,317,150
iStar Financial, Inc.                                     141,680      5,728,122
Lexington Corporate Properties Trust                       65,110      1,533,341
Pennsylvania Real Estate Investment Trust                  46,000      1,940,280
Trustreet Properties, Inc.                                 72,780      1,139,007
Vornado Realty Trust                                      176,420     15,281,500
Washington Real Estate Investment Trust                    52,950      1,647,275
                                                                    ------------
                                                                      35,746,628
                                                                    ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.5% (Continued)                        SHARES         VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 4.3%
Health Care Property Investors, Inc.                      170,506     $4,601,957
Healthcare Realty Trust, Inc.                              59,943      2,406,112
Health Care REIT, Inc.                                     67,740      2,512,477
National Health Investors, Inc.                            34,860        962,485
Nationwide Health Properties, Inc.                         84,730      1,974,209
Senior Housing Properties Trust                            86,150      1,636,850
Universal Health Realty Income Trust                       14,794        491,901
Windrose Medical Properties Trust                          17,370        265,414
                                                                    ------------
                                                                      14,851,405
                                                                    ------------
HOTEL - 2.7%
Equity Inns, Inc.                                          67,870        916,245
FelCor Lodging Trust, Inc.                                 75,590      1,145,189
Hospitality Properties Trust                               90,380      3,873,687
Innkeepers USA Trust                                       53,940        833,373
LaSalle Hotel Properties                                   37,890      1,305,311
MeriStar Hospitality Corp.                                109,980      1,004,117
Winston Hotels, Inc.                                       33,320        333,200
                                                                    ------------
                                                                       9,411,122
                                                                    ------------
INDUSTRIAL/OFFICE - 28.3%
Alexandria Real Estate Equities, Inc.                      26,720      2,209,476
AMB Property Corp.                                        107,030      4,805,647
Arden Realty, Inc.                                         84,240      3,468,161
Bedford Property Investors, Inc.                           20,420        486,812
Boston Properties, Inc.                                   140,300      9,947,270
Brandywine Realty Trust                                    70,620      2,195,576
CarrAmerica Realty Corp.                                   69,490      2,498,166
CenterPoint Properties Corp.                               61,240      2,743,552
Corporate Office Properties Trust                          46,780      1,634,961
Duke Realty Corp.                                         180,270      6,107,548
EastGroup Properties, Inc.                                 27,670      1,210,562
Equity Office Properties Trust                            516,075     16,880,813
First Industrial Realty Trust, Inc.                        54,280      2,173,914
Glenborough Realty Trust, Inc.                             45,540        874,368
Highwoods Properties, Inc.                                 67,520      1,992,515
HRPT Properties, Inc.                                     263,740      3,273,013
Kilroy Realty Corp.                                        36,360      2,037,251

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.5% (Continued)                        SHARES         VALUE
--------------------------------------------------------------------------------
INDUSTRIAL/OFFICE - 28.3% (Continued)
Liberty Property Trust                                    110,320     $4,693,013
Mack-Cali Realty Corp.                                     77,730      3,493,186
Monmouth Real Estate Investment Corp. - Class A            23,150        189,598
Parkway Properties, Inc.                                   17,740        832,361
Prentiss Properties Trust                                  58,220      2,363,732
ProLogis Trust                                            310,500     13,758,255
PS Business Parks, Inc.                                    27,520      1,260,416
Reckson Associates Realty Corp.                           103,750      3,584,562
SL Green Realty Corp.                                      52,710      3,593,768
                                                                    ------------
                                                                      98,308,496
                                                                    ------------
MORTGAGE - 0.9%
Thornburg Mortgage, Inc.                                  128,930      3,230,986
                                                                    ------------

RETAIL CENTERS - 27.3%
Acadia Realty Trust                                        39,530        711,145
CBL & Associates Properties, Inc.                          79,670      3,265,673
Commercial Net Lease Realty                                67,720      1,354,400
Developers Diversified Realty Corp.                       136,672      6,382,582
Federal Realty Investment Trust                            66,230      4,035,394
General Growth Properties, Inc.                           299,560     13,459,231
Glimcher Realty Trust                                      45,510      1,113,630
Heritage Property Investment Trust                         59,470      2,081,450
Inland Real Estate Corp.                                   84,633      1,325,353
Kimco Realty Corp.                                        285,290      8,963,812
Macerich Co. (The)                                         75,040      4,873,097
Mills Corp.                                                70,700      3,894,156
New Plan Excel Realty Trust                               130,200      2,988,090
Pan Pacific Retail Properties, Inc.                        51,160      3,371,444
Ramco-Gershenson Properties Trust                          21,170        617,952
Realty Income Corp.                                       100,070      2,392,674
Regency Centers Corp.                                      79,810      4,585,084
Saul Centers, Inc.                                         21,070        758,309
Simon Property Group, Inc.                                277,270     20,551,252
Tanger Factory Outlet Centers, Inc.                        38,580      1,072,910
Taubman Centers, Inc.                                      63,750      2,020,875
Urstadt Biddle Properties - Class A                        32,884        498,521
Weingarten Realty Investors                               112,155      4,245,067
                                                                    ------------
                                                                      94,562,101
                                                                    ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.5% (Continued)                        SHARES         VALUE
--------------------------------------------------------------------------------
SELF STORAGE - 4.4%
Public Storage, Inc.                                      162,324   $ 10,875,708
Shurgard Storage Centers, Inc. - Class A                   58,810      3,285,715
Sovran Self Storage, Inc.                                  20,710      1,013,755
                                                                    ------------
                                                                      15,175,178
                                                                    ------------
SPECIALTY - 4.7%
Capital Automotive REIT                                    58,170      2,251,761
Entertainment Properties Trust                             32,520      1,451,367
Plum Creek Timber Co., Inc.                               231,240      8,766,308
Rayonier, Inc.                                             63,430      3,654,837
                                                                    ------------
                                                                      16,124,273
                                                                    ------------

TOTAL COMMON STOCKS (Cost $257,210,887)                             $345,103,606
                                                                    ------------

================================================================================
CASH EQUIVALENTS - 0.3%                                  SHARES         VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund - Class A
Cost ($1,193,120)                                       1,193,120   $  1,193,120
                                                                    ------------

TOTAL INVESTMENT SECURITIES - 99.8% (Cost $258,404,007)             $346,296,726

OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%                              734,197
                                                                    ------------

NET ASSETS - 100.0%                                                 $347,030,923
                                                                    ============


See accompanying notes to Portfolio of Investments.

WELLS S&P REIT INDEX FUND
NOTES TO PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

1.   SECURITIES VALUATION
The Wells S&P REIT Index Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.


2.   SECURITY TRANSACTIONS
Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3.   FEDERAL INCOME TAX
The following information is computed on a tax basis for each item as of September 30, 2005:



         Cost of portfolio investments           $      260,955,335
                                                 ==================

         Gross unrealized appreciation           $       87,857,817
         Gross unrealized depreciation                   (2,516,426)
                                                 ------------------

         Net unrealized appreciation             $       85,341,391
                                                 ==================


The difference between the federal income tax cost of portfolio investments and the cost as stated on the Portfolio of Investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Wells Family of Real Estate Funds
             ----------------------------------------------------



By (Signature and Title)*    /s/ Leo F. Wells III
                           --------------------------------------

                           Leo F. Wells III, President

Date     November 14, 2005
      ---------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Leo F. Wells III
                           -------------------------------------------

                           Leo F. Wells III, President

Date     November 14, 2005
   ------------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------------

                           Mark J. Seger, Treasurer

Date     November 14, 2005
      ---------------------------------



* Print the name and title of each signing officer under his or her signature.